UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549 FORM N-Q QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06501

Name of Fund: BlackRock MuniYield Michigan Insured Fund II, Inc. (MYM)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, BlackRock
MuniYield Michigan Insured Fund II, Inc., 800 Scudders Mill Road, Plainsboro, NJ, 08536.
Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 10/31/2008

Date of reporting period: 11/01/2007 – 01/31/2008

Item 1 – Schedule of Investments

BlackRock MuniYield Michigan Insured Fund II, Inc.
Schedule of Investments as of January 31, 2008 (Unaudited)			(In Thousands)

	Face
	Amount	Municipal Bonds	Value

Michigan - 137.7%	$ 2,400	Adrian, Michigan, City School District, GO, 5% due 5/01/2014 (d)(f)	$ 2,687

	3,165	Anchor Bay, Michigan, School District, School Building and Site, GO, Series II,
		5.75% due 5/01/2010 (c)(f)	3,401

	2,275	Bay City, Michigan, School District, School Building and Site, GO, 5% due 5/01/2031 (d)	2,372

	2,150	Bullock Creek, Michigan, School District, GO, 5.50% due 5/01/2010 (e)(f)	2,298

	3,850	Charlotte, Michigan, Public School District, GO, 5.375% due 5/01/2009 (c)(f)	4,005

	2,420	Delta County, Michigan, Economic Development Corporation, Environmental Improvement Revenue
		Refunding Bonds (Mead Westvaco-Escanaba), Series A, 6.25% due 4/15/2012 (f)	2,757

	2,000	Detroit, Michigan, City School District, GO (School Building and Site Improvement), Series A, 5% due
		5/01/2013 (c)(f)	2,221

	1,480	Detroit, Michigan, City School District, GO (School Building and Site Improvement), Series A, 5.375%
		due 5/01/2013 (c)(f)	1,670

	1,900	Detroit, Michigan, City School District, GO (School Building and Site Improvement), Series B, 5% due
		5/01/2028 (c)	1,929

	1,700	Detroit, Michigan, City School District, GO, Series A, 5.50% due 5/01/2012 (d)(f)	1,894

	1,780	Detroit, Michigan, Water Supply System Revenue Bonds, Second Lien, Series B, 5% due 7/01/2013 (e)(f)	1,981

	2,620	Detroit, Michigan, Water Supply System Revenue Bonds, Second Lien, Series B, 5% due 7/01/2034 (e)	2,624

	4,600	Detroit, Michigan, Water Supply System Revenue Bonds, Senior Lien, Series A, 5% due 7/01/2034 (e)	4,661

	2,500	Dickinson County, Michigan, Economic Development Corporation, Environmental Improvement
		Revenue Refunding Bonds (International Paper Company Project), Series A, 5.75% due 6/01/2016	2,591

	2,170	Dickinson County, Michigan, Healthcare System, Hospital Revenue Refunding Bonds, 5.80% due
		11/01/2024 (h)	2,197

	1,610	East Grand Rapids, Michigan, Public School District, GO, 5.75% due 5/01/2009 (d)(f)	1,682

	6,300	East Grand Rapids, Michigan, Public School District, GO, 6% due 5/01/2009 (d)(f)	6,603

	880	Eaton Rapids, Michigan, Public Schools, School Building and Site, GO, 5% due 5/01/2014 (d)(f)	985

	2,000	Eaton Rapids, Michigan, Public Schools, School Building and Site, GO, 5.25% due 5/01/2023 (d)	2,178

	1,000	Eaton Rapids, Michigan, Public Schools, School Building and Site, GO, 5% due 5/01/2026 (d)	1,042

	370	Eaton Rapids, Michigan, Public Schools, School Building and Site, GO, 5% due 5/01/2029 (d)	383

	385	Flint, Michigan, Hospital Building Authority, Revenue Refunding Bonds (Hurley Medical Center),
		Series A, 5.375% due 7/01/2020 (h)	368

	775	Flint, Michigan, Hospital Building Authority, Revenue Refunding Bonds (Hurley Medical Center),
		Series A, 6% due 7/01/2020 (h)	779

Portfolio Abbreviations

To simplify the listings of BlackRock MuniYield Michigan Insured Fund II, Inc.'s portfolio holdings in the Schedule of Investments, we have abbreviated the names of many of the securities according to the list below.

AMT	Alternative Minimum Tax (subject to)	GO	General Obligation Bonds
COP	Certificates of Participation	HDA	Housing Development Authority
DRIVERS	Derivative Inverse Tax-Exempt Receipts	M/F	Multi-Family

BlackRock MuniYield Michigan Insured Fund II, Inc.
Schedule of Investments as of January 31, 2008 (Unaudited)		(In Thousands)

Face
Amount	Municipal Bonds	Value

$ 1,800	Fowlerville, Michigan, Community Schools, School District, GO, 5% due 5/01/2030 (c)	$ 1,844

3,065	Gibraltar, Michigan, School District, GO (School Building and Site), 5% due 5/01/2014 (c)(f)	3,432

585	Gibraltar, Michigan, School District, GO (School Building and Site), 5% due 5/01/2028 (c)	601

1,000	Grand Blanc, Michigan, Community Schools, GO, 5.625% due 5/01/2017 (c)	1,097

1,000	Grand Blanc, Michigan, Community Schools, GO, 5.625% due 5/01/2018 (c)	1,086

1,100	Grand Blanc, Michigan, Community Schools, GO, 5.625% due 5/01/2019 (c)	1,195

665	Grand Rapids, Michigan, Building Authority Revenue Bonds, Series A, 5.50% due 10/01/2012 (a)(f)	748

805	Grand Rapids, Michigan, Building Authority Revenue Bonds, Series A, 5.50% due 10/01/2018 (a)	878

190	Grand Rapids, Michigan, Building Authority Revenue Bonds, Series A, 5.50% due 10/01/2019 (a)	207

1,500	Grand Rapids, Michigan, Sanitation Sewer System Revenue Refunding and Improvement Bonds,
	Series A, 5.50% due 1/01/2022 (c)	1,716

215	Harper Woods, Michigan, City School District, School Building and Site, GO, Refunding, 5% due
	5/01/2014 (c)(f)	241

10	Harper Woods, Michigan, City School District, School Building and Site, GO, Refunding, 5% due
	5/01/2034 (c)	10

4,500	Hartland, Michigan, Consolidated School District, GO, 6% due 5/01/2010 (c)(f)	4,860

1,275	Haslett, Michigan, Public School District, School Building and Site, GO, 5.625% due 11/01/2011 (e)(f)	1,417

2,660	Hudsonville, Michigan, Public Schools, School Building and Site, GO, 5% due 5/01/2029 (d)	2,755

3,975	Jackson, Michigan, Public Schools, GO, 5.375% due 5/01/2010 (c)(f)	4,239

3,000	Kent, Michigan, Hospital Finance Authority Revenue Bonds (Spectrum Health), Series A,
	5.50% due 7/15/2011 (e)(f)	3,309

1,235	Lapeer, Michigan, Community Schools, School Building and Site, GO, 5% due 5/01/2037 (d)	1,285

1,440	Ludington, Michigan, Area School District, GO, 5.25% due 5/01/2023 (e)	1,544

1,125	Michigan Higher Education Facilities Authority, Limited Obligation Revenue Bonds (Hillsdale College
	Project), 5% due 3/01/2035	1,128

1,000	Michigan Higher Education Facilities Authority, Limited Obligation Revenue Refunding Bonds
	(Hope College), Series A, 5.90% due 4/01/2032	1,018

550	Michigan Higher Education Facilities Authority, Revenue Refunding Bonds (College for Creative
	Studies), 5.85% due 12/01/2022	574

1,000	Michigan Higher Education Facilities Authority, Revenue Refunding Bonds (College for Creative
	Studies), 5.90% due 12/01/2027	1,033

3,000	Michigan Higher Education Student Loan Authority, Student Loan Revenue Bonds, AMT,
	Series XVII-B, 5.40% due 6/01/2018 (a)	3,035

500	Michigan Higher Education Student Loan Authority, Student Loan Revenue Bonds, AMT,
	Series XVII-Q, 5% due 3/01/2031 (a)	498

1,185	Michigan State Building Authority Revenue Bonds (Facilities Program), Series II, 4.67%
	due 10/15/2009 (a)(b)(j)	1,140

1,675	Michigan State Building Authority Revenue Bonds (Facilities Program), Series II, 4.77%
	due 10/15/2010 (a)(b)(j)	1,567

BlackRock MuniYield Michigan Insured Fund II, Inc.
Schedule of Investments as of January 31, 2008 (Unaudited)		(In Thousands)

Face
Amount	Municipal Bonds	Value

$ 2,000	Michigan State Building Authority, Revenue Refunding Bonds (Facilities Program),
	Series II, 5% due 10/15/2029 (e)	$ 2,044

2,100	Michigan State Building Authority, Revenue Refunding Bonds (Facilities Program),
	Series II, 5% due 10/15/2033 (a)	2,159

3,870	Michigan State, COP, 5.50% due 6/01/2010 (a)(f)	4,124

1,000	Michigan State, Comprehensive Transportation Revenue Refunding Bonds, 5% due 5/15/2026 (d)	1,053

1,000	Michigan State, HDA, Limited Obligation M/F Housing Revenue Bonds (Deaconess Towers
	Apartments), AMT, 5.25% due 2/20/2048 (l)	979

285	Michigan State, HDA, Rental Housing Revenue Bonds, AMT, Series A, 5.30% due 10/01/2037 (e)	284

1,500	Michigan State, HDA, Rental Housing Revenue Bonds, AMT, Series B, 4.85% due 10/01/2037 (d)	1,415

1,500	Michigan State, HDA, Rental Housing Revenue Bonds, AMT, Series D, 5.125% due 4/01/2031 (d)	1,502

1,000	Michigan State Hospital Finance Authority, Hospital Revenue Bonds (Mid-Michigan Obligation Group),
	Series A, 5.50% due 4/15/2018 (a)	1,057

1,300	Michigan State Hospital Finance Authority, Hospital Revenue Refunding Bonds (Crittenton Hospital),
	Series A, 5.625% due 3/01/2027	1,342

5,490	Michigan State Hospital Finance Authority, Hospital Revenue Refunding Bonds (Oakwood Obligated
	Group), Series A, 5% due 7/15/2037	5,238

2,495	Michigan State Hospital Finance Authority, Hospital Revenue Refunding Bonds (Sparrow Obligated
	Group), 5% due 11/15/2031	2,481

1,585	Michigan State Hospital Finance Authority Revenue Bonds (McLaren Health Care Corporation),
	Series C, 5% due 8/01/2035	1,562

2,000	Michigan State Hospital Finance Authority Revenue Bonds (Mercy Health Services), Series R, 5.375%
	due 8/15/2026 (a)(b)	2,013

5,670	Michigan State Hospital Finance Authority Revenue Bonds (Mid-Michigan Obligor Group),
	Series A, 5% due 4/15/2036	5,594

1,000	Michigan State Hospital Finance Authority Revenue Bonds (Trinity Health Credit Group), Series A, 5%
	due 12/01/2031	1,004

7,000	Michigan State Hospital Finance Authority, Revenue Refunding Bonds (Ascension Health Credit),
	Series A, 6.125% due 11/15/2009 (e)(f)	7,543

3,760	Michigan State Hospital Finance Authority, Revenue Refunding Bonds (Ascension Health Credit),
	Series A, 6.25% due 11/15/2009 (e)(f)	4,060

1,345	Michigan State Hospital Finance Authority, Revenue Refunding Bonds (Henry Ford Health System),
	Series A, 5.25% due 11/15/2032	1,350

3,215	Michigan State Hospital Finance Authority, Revenue Refunding Bonds (Mercy Health Services),
	Series X, 6% due 8/15/2009 (e)(f)	3,407

BlackRock MuniYield Michigan Insured Fund II, Inc.
Schedule of Investments as of January 31, 2008 (Unaudited)		(In Thousands)

Face
Amount	Municipal Bonds	Value

$ 2,000	Michigan State Hospital Finance Authority, Revenue Refunding Bonds (Mercy-Mount Clemens),
	Series A, 5.75% due 5/15/2009 (e)(f)	$ 2,111

1,000	Michigan State Hospital Finance Authority, Revenue Refunding Bonds (Mercy-Mount Clemens),
	Series A, 6% due 5/15/2009 (e)(f)	1,059

5,500	Michigan State Hospital Finance Authority, Revenue Refunding Bonds (Trinity Health), Series A, 6%
	due 12/01/2027 (a)	5,877

1,000	Michigan State Hospital Finance Authority, Revenue Refunding Bonds (Trinity Health Credit), Series C,
	5.375% due 12/01/2023	1,043

3,450	Michigan State Hospital Finance Authority, Revenue Refunding Bonds (Trinity Health Credit), Series C,
	5.375% due 12/01/2030	3,537

1,900	Michigan State Hospital Finance Authority, Revenue Refunding Bonds (Trinity Health Credit Group),
	Series D, 5% due 8/15/2034	1,902

9,500	Michigan State Strategic Fund, Limited Obligation Revenue Refunding Bonds (Detroit Edison Company
	Pollution Control Project), AMT, Series A, 5.55% due 9/01/2029 (e)	9,707

2,000	Michigan State Strategic Fund, Limited Obligation Revenue Refunding Bonds (Detroit Edison Company
	Pollution Control Project), Series AA, 6.95% due 5/01/2011 (c)	2,256

1,375	Michigan State Strategic Fund, Limited Obligation Revenue Refunding Bonds (Dow Chemical Company
	Project), AMT, 5.50% due 12/01/2028	1,396

6,500	Monroe County, Michigan, Economic Development Corporation, Limited Obligation Revenue
	Refunding Bonds (Detroit Edison Co. Project), Series AA, 6.95% due 9/01/2022 (c)	8,463

1,200	New Lothrop, Michigan, Area Public Schools, School Building and Site, GO, 5% due 5/01/2035 (d)	1,244

600	Oak Park, Michigan, Street Improvement, GO, 5% due 5/01/2030 (e)	623

1,000	Plainwell, Michigan, Community Schools, School District, School Building and Site, GO, 5.50% due
	11/01/2012 (d)(f)	1,125

640	Pontiac, Michigan, Tax Increment Finance Authority, Revenue Refunding Bonds (Development Area
	Number 3), 5.375% due 6/01/2012 (f)(h)	711

360	Pontiac, Michigan, Tax Increment Finance Authority, Revenue Refunding Bonds (Development Area
	Number 3), 5.375% due 6/01/2017 (h)	364

1,000	Reed, Michigan, City Public Schools, School Building and Site, GO, 5% due 5/01/2014 (d)(f)	1,120

1,500	Romulus, Michigan, Community Schools, GO, 5.75% due 5/01/2009 (c)(f)	1,567

1,050	Roseville, Michigan, School District, School Building and Site, GO, Refunding, 5% due 5/01/2031 (d)	1,095

1,450	Saginaw Valley State University, Michigan, General Revenue Refunding Bonds, 5% due 7/01/2024 (c)	1,496

1,000	Saginaw Valley State University, Michigan, General Revenue Refunding Bonds, 5% due 7/01/2034 (c)	1,012

13,000	Saint Clair County, Michigan, Economic Revenue Refunding Bonds (Detroit Edison Co. Project),
	Series AA, 6.40% due 8/01/2024 (a)	13,442

BlackRock MuniYield Michigan Insured Fund II, Inc.
Schedule of Investments as of January 31, 2008 (Unaudited)			(In Thousands)

	Face
	Amount	Municipal Bonds	Value

$ 2,650		South Lyon, Michigan, Community Schools, GO, Series A, 5.75% due 5/01/2010 (e)(f)	$ 2,847

	1,000	Southfield, Michigan, Public Schools, School Building and Site, GO, Series A, 5% due 5/01/2014 (d)(f)	1,120

	1,950	Southfield, Michigan, Public Schools, School Building and Site, GO, Series A, 5.25% due 5/01/2014 (d)(f)	2,211

	1,000	Sparta, Michigan, Area Schools, School Building and Site, GO, 5% due 5/01/2014 (c)(f)	1,120

	1,500	Thornapple Kellogg School District, Michigan, GO, Refunding, 5% due 5/01/2032 (e)	1,561

	6,500	Wayne Charter County, Michigan, Airport Revenue Bonds (Detroit Metropolitan Wayne County), AMT,
		Series A, 5.375% due 12/01/2015 (e)	6,634

	1,180	Wayne Charter County, Michigan, Detroit Metropolitan Airport, GO, Airport Hotel, Series A,
		5% due 12/01/2030 (e)	1,203

	3	Wayne County, Michigan, Airport Authority Revenue Bonds, DRIVERS, AMT,
		Series 1081-Z, 6.621% due 6/01/2013 (e)(g)	3

	5,200	Wayne County, Michigan, Airport Authority Revenue Bonds (Detroit Metropolitan Wayne County
		Airport), AMT, 5% due 12/01/2034 (e)	5,156

	5,300	Wyoming, Michigan, Sewage Disposal System Revenue Bonds, 5% due 6/01/2030 (e)	5,484

	1,330	Zeeland, Michigan, Public Schools, School Building and Site, GO, 5% due 5/01/2029 (e)	1,372

Puerto Rico - 6.2%	4,900	Puerto Rico Commonwealth Highway and Transportation Authority, Transportation Revenue Refunding
		Bonds, Series N, 5.25% due 7/01/2039 (c)	5,006

	12,500	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Refunding Bonds, Series A, 5.20%
		due 8/01/2043 (e)(j)	1,879

	30,000	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Refunding Bonds, Series A, 4.99%
		due 8/01/2046 (e)(j)	3,815

		Total Municipal Bonds (Cost - $235,395) - 143.9%	246,537

		Municipal Bonds Transferred to Tender Option Bond Trusts (m)

Michigan - 18.0%	2,700	Detroit, Michigan, Water Supply System, Senior Lien Revenue Bonds, Series A, 5.75% due
		7/01/2011 (c)(f)	3,007

	5,715	Michigan State, COP, Refunding (New Center Development Inc.), 5.75% due 9/01/2010 (b)(e)	6,270

	5,045	Michigan State, COP, Refunding (New Center Development Inc.), 5.75% due 9/01/2011 (b)(e)	5,535

	7,000	Michigan State Building Authority, Revenue Refunding Bonds (Facilities Program), Series I, 5.50%
		due 10/15/2010 (d)	7,665

	4,475	Wayne County, Michigan, Airport Authority Revenue Bonds (Detroit Metropolitan Wayne
		County Airport), AMT, 5.25% due 12/01/2025 (e)	4,534

	3,700	Wayne County, Michigan, Airport Authority Revenue Bonds (Detroit Metropolitan Wayne
		County Airport), AMT, 5.25% due 12/01/2026 (e)	3,749

Puerto Rico - 2.8%	4,540	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series HH, 5.75%, due 7/01/2010 (d)(f)	4,940

		Total Municipal Bonds Transferred to Tender Option Bond Trusts (Cost - $35,832) - 20.8%	35,700

BlackRock MuniYield Michigan Insured Fund II, Inc.
Schedule of Investments as of January 31, 2008 (Unaudited)		(In Thousands)

Shares
Held	Short-Term Securities	Value

2,305	CMA Michigan Municipal Money Fund, 1.97% (i)(k)	$ 2,305

	Total Short-Term Securities (Cost - $2,305) - 1.4%	2,305

	Total Investments (Cost - $273,532*) - 166.1%	284,542
	Other Assets Less Liabilities - 1.7%	2,923
	Liability for Trust Certificates, Including Interest
	Expense Payable - (10.0%)	(17,157)
	Preferred Stock, at Redemption Value - (57.8%)	(99,028)

	Net Assets Applicable to Common Stock - 100.0%	$ 171,280

*	The cost and unrealized appreciation (depreciation) of investments as of January 31,
2008, as computed for federal income tax purposes, were as follows:
	Aggregate cost	$ 256,784

	Gross unrealized appreciation	$ 13,843
	Gross unrealized depreciation	(3,102)
	Net unrealized appreciation	$ 10,741

(a)	AMBAC Insured.
(b)	Escrowed to maturity.
(c)	FGIC Insured.
(d)	FSA Insured.
(e)	MBIA Insured.
(f)	Prerefunded.
(g)	The rate disclosed is that currently in effect. This rate changes periodically and inversely based upon prevailing market rates.
(h)	ACA Insured.
(i)	Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the
Investment Company Act of 1940, were as follows:

		Net	Dividend
	Affiliate	Activity	Income

	CMA Michigan Municipal Money Fund	(2,409)	$28

(j)	Represents a zero coupon bond; the interest rate shown reflects the effective yield at the time of purchase.
(k)	Represents the current yield as of January 31, 2008.
(l)	GNMA Collateralized.
(m)	Securities represent underlying bonds transferred to a separate securitization trust established in a tender option bond transaction in which the Fund may have acquired the residual interest certificates. These securities serve as collateral in a financing transaction.

Item 2 – Controls and Procedures

2(a) – The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the
“1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) – There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniYield Michigan Insured Fund II, Inc.

By: /s/ Donald C. Burke

Donald C. Burke Chief Executive Officer of BlackRock MuniYield Michigan Insured Fund II, Inc.

Date: March 24, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Donald C. Burke Donald C. Burke Chief Executive Officer (principal executive officer) of BlackRock MuniYield Michigan Insured Fund II, Inc.

Date: March 24, 2008

By: /s/ Neal J. Andrews Neal J. Andrews Chief Financial Officer (principal financial officer) of BlackRock MuniYield Michigan Insured Fund II, Inc.

Date: March 24, 2008